INTANGIBLE ASSET (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]	Intangible asset represents the following:
	December 31,
	2012	2011
Production technology
Cost	$4,863,485	$4,814,185
Less: Accumulated amortization	(1,339,062)	(844,071)
Net	$3,524,423	$3,970,114

Schedule of Expected Amortization Expense [Table Text Block]

As of December 31, 2012, the expected amortization expense of the intangible asset for each of the next five years and thereafter as follows:

Year ending December 31,
2013	$481,029
2014	481,029
2015	481,029
2016	481,029
2017	481,029
Thereafter	1,119,278
$3,524,423